Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 20,322	€ 33,610
Total financial assets	71,254	85,675
Long-term borrowings	14,188	12,153
Lease liabilities	57,750	62,327	€ 51,849
Trade payables	5,444
Total financial liabilities	195,873	197,882
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	23,384	23,353
Cash and cash equivalents	16,224	29,471
Total financial assets	39,608	52,824
Long-term borrowings	216	293
Lease liabilities	41,604	43,152
Bank overdraft and short-term borrowings	10,336	8,826
Trade payables	21,355	23,278
Total financial liabilities	€ 73,511	€ 75,549